Income Taxes (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
INCOME TAXES.
Current year	CAD 1,150.0	CAD 222.0
Adjustments to current income tax of prior years	59.0	(69.0)
Origination of temporary differences	425.0	(313.0)
Adjustments in respect of deferred income tax of prior years	(70.0)	67.0
Changes in tax rates and legislation	(106.0)	(190.0)
Recognition of previously unrecognized deferred tax assets		(76.0)
Total tax expense (income)	CAD 1,458.0	CAD (359.0)